Stockholders' Equity - Common Stock - Narrative Information (Details) - USD ($)	1 Months Ended
	Jan. 31, 2021	Sep. 30, 2022	May 04, 2022	Dec. 31, 2021	Jan. 25, 2021	Dec. 31, 2020	Nov. 06, 2020	Jan. 01, 2020
Class Of Stock [Line Items]
Common stock, shares authorized		12,000,000	12,000,000	3,531,504		3,531,504		1,200,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common stock, shares issued		0		0		0
Common stock, shares outstanding		0		0		0
Class A Common Stock [Member] | Maxim [Member]
Class Of Stock [Line Items]
Common stock, par value					$ 1,000
Common stock, shares issued					103,500
Class A Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Stock [Line Items]
Common stock, shares authorized		100,000,000		100,000,000		100,000,000
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001
Common Stock, Shares, Issued		103,500		103,500
Common Stock, Shares, Outstanding		103,500		103,500
Common Stock subject to redemption		10,350,000		10,350,000
Common stock, shares issued		103,500		103,500
Common stock, shares outstanding		103,500		103,500
Common Stock, Closing Price per share		$ 12		$ 12
Class B Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Stock [Line Items]
Common stock, shares authorized		20,000,000		20,000,000		20,000,000
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issued		2,587,500		2,587,500		2,156,250	2,156,250
Common Stock issued, Par Value							$ 0.012
Common Stock issued, Value							$ 25,000
Number of Common Shares, declared dividend	2,587,500
Common stock, shares outstanding		2,587,500		2,587,500		2,156,250
Conversion rate of Common Shares, Percentage		20.00%		20.00%